Note 8 - Staff Numbers and Costs - Average Number of Employees (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Average number of employees	179	179	194	43
Sales and Business Development [Member]
Statement Line Items [Line Items]
Average number of employees	9	9	9	5
Central Services and Management [Member]
Statement Line Items [Line Items]
Average number of employees	31	32	37	12
Production [Member]
Statement Line Items [Line Items]
Average number of employees	139	138	148	26